EARNINGS OR LOSS PER SHARE (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, options	5,579,618	2,014,379
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, warrants	5,000,000	5,000,000
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, restricted share units	1,177,594	701,250
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, common shares issuable under 2018 convertible debentures	0	16,327,598
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, common shares issuable under 2021 convertible debentures	13,888,895	13,888,895